Property, Plant and Equipment - Carrying Values of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	$ 263,590	$ 288,866
Right-of-use leased assets	30,734	34,103
Property, plant and equipment	294,324	322,969	$ 233,465
Land
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	43,914	50,257
Right-of-use leased assets	12,289	12,545
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	143,867	151,623
Right-of-use leased assets	18,100	20,953
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	25,685	25,618
Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	1,198	1,723
Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	1,456	1,796
Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	47,470	57,849
Right-of-use leased assets	345	605
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	505,571	514,700
Right-of-use leased assets	56,432	56,991
Property, plant and equipment	562,003	571,691
Cost | Land
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	43,914	52,077
Right-of-use leased assets	13,890	14,859
Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	242,052	239,353
Right-of-use leased assets	37,252	36,789
Cost | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	26,330	37,563
Cost | Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	31,333	31,313
Cost | Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	7,900	7,434
Cost | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	154,042	146,960
Right-of-use leased assets	5,290	5,343
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(240,834)	(206,479)
Right-of-use leased assets	(23,186)	(21,919)
Property, plant and equipment	(264,020)	(228,398)
Accumulated depreciation | Land
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	0	0
Right-of-use leased assets	(1,601)	(1,345)
Accumulated depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(97,885)	(83,888)
Right-of-use leased assets	(16,640)	(15,836)
Accumulated depreciation | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	0	0
Accumulated depreciation | Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(30,135)	(29,570)
Accumulated depreciation | Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(6,444)	(5,596)
Accumulated depreciation | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(106,370)	(87,425)
Right-of-use leased assets	(4,945)	(4,738)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(1,147)	(19,355)
Right-of-use leased assets	(2,512)	(969)
Property, plant and equipment	(3,659)	(20,324)
Impairment | Land
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	0	(1,820)
Right-of-use leased assets	0	(969)
Impairment | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(300)	(3,842)
Right-of-use leased assets	(2,512)	0
Impairment | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(645)	(11,945)
Impairment | Computer software & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	0	(20)
Impairment | Furniture & fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	0	(42)
Impairment | Production & other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Owned assets	(202)	(1,686)
Right-of-use leased assets	$ 0	$ 0